Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 110,503,556	$ 97,289,264
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	107,120,463	94,061,859
Fair Value, Inputs, Level 1, Level 2, and Level 3 | TETRA Technologies, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	4,366,697	2,221,968
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	102,753,766	91,839,891
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	107,120,463	94,061,859
Level 1 | TETRA Technologies, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	4,366,697	2,221,968
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	102,753,766	91,839,891
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 2 | TETRA Technologies, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 3 | TETRA Technologies, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
NAV | Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 3,383,093	$ 3,227,405